Finance Lease, Right-of-use Assets and Finance Lease Liabilities (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 24, 2024	Oct. 24, 2023	May 09, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Lease, Right-of-use Assets and Finance Lease Liabilities [Abstract]
Finance lease prepayments and other initial direct costs				$ 610	$ 7,000	$ 0
Finance lease liability, current		$ 22,388		0	21,778
Right-of-use asset		29,998		0	29,562
Initial direct costs		610
Interest expense on finance lease liability				898	219	$ 0
Depreciation and Amortization [Member]
Finance Lease, Right-of-use Assets and Finance Lease Liabilities [Abstract]
Amortization of right-of use asset				$ 1,150	$ 436
Titanship [Member]
Finance Lease, Right-of-use Assets and Finance Lease Liabilities [Abstract]
Term of bareboat charter agreement				12 months
Finance lease prepayments and other initial direct costs		$ 3,500	$ 3,500
Daily bareboat rate			9
Purchase price of vessel	$ 20,210		$ 20,210
Incremental borrowing rate		5.40%
Addition to vessels, net	$ 28,412